Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

December 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statement of Additional Information dated November 28, 2014 that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 137, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001445305-14-005287 on November 26, 2014.

Please do not hesitate to contact me at 202.373.6101 should you have any questions.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores